                            THE HARTFORD MUTUAL FUNDS

                       CLASS A, CLASS B AND CLASS C SHARES

                                   PROSPECTUS

                                   _____, 2006

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE HARTFORD BALANCED INCOME FUND
THE HARTFORD MIDCAP GROWTH FUND
THE HARTFORD SELECT SMALLCAP VALUE FUND

                                        THE HARTFORD MUTUAL FUNDS
                                        P.O. BOX 64387
                                        ST. PAUL, MN 55164-0387







The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                            THE HARTFORD MUTUAL FUNDS

                                 CLASS Y SHARES

                                   PROSPECTUS

                                   _____, 2006

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE HARTFORD BALANCED INCOME FUND
THE HARTFORD MIDCAP GROWTH FUND
THE HARTFORD SELECT SMALLCAP VALUE FUND

                           THE HARTFORD MUTUAL FUNDS
                           P.O. BOX 64387
                           ST. PAUL, MN 55164-0387





The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                          FOR THE HARTFORD MUTUAL FUNDS

                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                        THE HARTFORD BALANCED INCOME FUND
                         THE HARTFORD MIDCAP GROWTH FUND
                     THE HARTFORD SELECT SMALLCAP VALUE FUND

                                 P.O. Box 64387
                             St. Paul, MN 55164-0387

This combined Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the corresponding prospectus for the relevant Fund and class thereof. A free copy of each prospectus is available upon request by writing to: The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387, by calling 1-888-843-7824, or on the Funds' website at www.hartfordinvestor.com.

Date of Prospectuses: _____, 2006

Date of Statement of Additional Information: _____, 2006






The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.